Mairs & Power Balanced Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 64.2%	Shares	Value
Communication Services - 4.6%
Alphabet, Inc. - Class C	166,204	$27,787,647
Walt Disney Co.	88,000	8,464,720
		36,252,367

Consumer Discretionary - 1.3%
Home Depot, Inc.	24,702	10,009,250

Consumer Staples - 5.7%
Casey's General Stores, Inc.	21,000	7,889,910
Hershey Co.	42,361	8,123,992
Hormel Foods Corp.	269,291	8,536,525
Procter & Gamble Co.	37,000	6,408,400
Sysco Corp.	101,046	7,887,651
Target Corp.	36,000	5,610,960
		44,457,438

Financials - 11.6%
American Express Co.	26,574	7,206,869
Ameriprise Financial, Inc.	16,000	7,516,960
Fiserv, Inc. (a)	128,000	22,995,200
JPMorgan Chase & Co.	95,339	20,103,181
Principal Financial Group, Inc.	22,276	1,913,508
US Bancorp/MN	177,768	8,129,331
Visa, Inc. - Class A	57,000	15,672,150
Wells Fargo & Co.	136,089	7,687,668
		91,224,867

Health Care - 12.1%
Abbott Laboratories	116,843	13,321,270
Bio-Techne Corp.	62,876	5,025,679
Eli Lilly & Co.	17,075	15,127,425
Johnson & Johnson	73,092	11,845,290
Medtronic PLC	154,000	13,864,620
Neogen Corp. (a)	195,000	3,277,950
Roche Holding AG - ADR	197,000	7,870,150
UnitedHealth Group, Inc.	42,144	24,640,754
		94,973,138

Industrials - 10.6%
3M Co.	6,527	892,241
Automatic Data Processing, Inc.	39,000	10,792,470
CH Robinson Worldwide, Inc.	28,000	3,090,360
Donaldson Co., Inc.	59,000	4,348,300
Fastenal Co.	130,000	9,284,600
Graco, Inc.	183,915	16,094,402
Honeywell International, Inc.	32,091	6,633,530
nVent Electric PLC	67,000	4,707,420
Rockwell Automation, Inc.	25,000	6,711,500
Tennant Co.	63,750	6,122,550
Toro Co.	170,323	14,772,114
		83,449,487

Information Technology - 12.0%
Entegris, Inc.	62,000	6,976,860
Littelfuse, Inc.	48,000	12,732,000
Microsoft Corp.	70,213	30,212,654
Motorola Solutions, Inc.	28,433	12,784,330
QUALCOMM, Inc.	66,494	11,307,304
Salesforce, Inc.	8,010	2,192,417
Texas Instruments, Inc.	88,000	18,178,160
		94,383,725

Materials - 4.8%
Ecolab, Inc.	66,918	17,086,173
HB Fuller Co.	96,205	7,636,753
Sherwin-Williams Co.	34,000	12,976,780
		37,699,706

Utilities - 1.5%
Xcel Energy, Inc.	184,700	12,060,910
TOTAL COMMON STOCKS (Cost $263,519,771)		504,510,888

CORPORATE BONDS - 31.2%	Par	Value
Communication Services - 1.6%
AT&T, Inc., 4.50%, 05/15/2035	$3,000,000	2,913,594
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,965,421
Cox Communications, Inc., 4.80%, 02/01/2035 (b)	1,880,000	1,794,586
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	452,638
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,798,586
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,146,981
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	1,000,000	891,856
5.05%, 03/15/2042	800,000	653,234
		12,616,896

Consumer Discretionary - 3.9%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	2,000,000	1,788,505
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,081,029
Block Financial LLC
5.25%, 10/01/2025	1,064,000	1,065,577
3.88%, 08/15/2030	1,000,000	956,533
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	949,138
5.85%, 08/01/2034	750,000	772,839
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,224,010
Ford Motor Co.
6.10%, 08/19/2032	500,000	512,277
4.75%, 01/15/2043	1,000,000	828,483
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,551,762
General Motors Co.
4.20%, 10/01/2027	1,000,000	991,442
5.15%, 04/01/2038	1,000,000	957,972
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	516,844
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,928,822
5.10%, 05/15/2044	750,000	696,908
Kohl's Corp.
4.63%, 05/01/2031	1,000,000	843,540
6.88%, 12/15/2037	500,000	400,645
5.55%, 07/17/2045	1,073,000	739,115
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,207,005
Lowe's Cos., Inc., 4.65%, 04/15/2042	880,000	827,114
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,922,517
Polaris, Inc., 6.95%, 03/15/2029	1,806,000	1,960,155
Starbucks Corp., 3.00%, 02/14/2032	1,000,000	911,042
Tapestry, Inc.
7.70%, 11/27/2030	500,000	538,393
3.05%, 03/15/2032	500,000	427,959
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	346,882	340,951
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	1,023,858
5.15%, 03/01/2043	1,100,000	1,025,166
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	744,449
		30,734,050

Consumer Staples - 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	1,000,000	1,003,181
Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (b)	1,949,000	1,928,060
Land O' Lakes, Inc.
7.25%, Perpetual (b)	2,500,000	2,114,994
7.00%, Perpetual (b)	2,500,000	2,062,500
Molson Coors Beverage Co., 4.20%, 07/15/2046	1,000,000	862,765
Smithfield Foods, Inc., 3.00%, 10/15/2030 (b)	250,000	224,131
		8,195,631

Energy - 0.5%
Boardwalk Pipelines LP, 4.95%, 12/15/2024	1,000,000	998,892
Kinder Morgan, Inc., 5.30%, 12/01/2034	1,200,000	1,218,150
Murphy Oil Corp., 5.88%, 12/01/2042	500,000	455,335
Northern Natural Gas Co., 4.10%, 09/15/2042 (b)	1,021,000	868,973
		3,541,350

Financials - 10.9%
Allstate Corp., 5.25%, 03/30/2033	1,000,000	1,041,912
American Express Co., 4.99% to 05/26/2032 then SOFR + 2.26%, 05/26/2033	500,000	505,158
Associated Banc-Corp., 4.25%, 01/15/2025	1,627,000	1,618,802
Assurant, Inc., 3.70%, 02/22/2030	2,300,000	2,182,642
BAC Capital Trust XIV, 5.61% (3 mo. Term SOFR + 0.66%), Perpetual	500,000	425,692
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	1,025,269
4.00%, 08/15/2034	538,000	507,513
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,860,749
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,000,000	1,891,902
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032 (b)	1,000,000	866,869
Capital One Financial Corp., 5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	4,000,000	4,066,765
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,147,233
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	6,000,000	5,371,167
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,411,259
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	486,000
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,104,570
Farmers Exchange Capital, 7.05%, 07/15/2028 (b)	1,650,000	1,739,420
Fiserv, Inc., 4.20%, 10/01/2028	1,000,000	996,203
FMR LLC, 6.45%, 11/15/2039 (b)	1,141,000	1,339,120
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,157,600
Goldman Sachs Group, Inc.
4.25%, 11/15/2030	500,000	497,434
4.00%, 02/15/2031	500,000	490,420
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,755,722
4.30%, 12/15/2032	500,000	489,693
Hartford Financial Services Group, Inc., 6.63%, 04/15/2042	1,300,000	1,473,527
HSBC Holdings PLC, 4.25%, 08/18/2025	2,000,000	1,989,712
Huntington National Bank, 4.60%, 02/27/2025	1,050,000	1,046,291
Janus Henderson US Holdings, Inc., 4.88%, 08/01/2025	2,000,000	2,002,635
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,000,000	2,916,992
4.13%, 12/15/2026	1,000,000	999,751
Kemper Corp., 4.35%, 02/15/2025	4,000,000	3,981,468
Legg Mason, Inc., 4.75%, 03/15/2026	1,520,000	1,531,201
Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (b)	250,000	254,255
LPL Holdings, Inc., 6.00%, 05/20/2034	2,000,000	2,085,066
M&T Bank Corp., 5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	2,500,000	2,477,788
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,958,687
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,517,685
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	626,689
Old Republic International Corp.
4.88%, 10/01/2024	2,000,000	2,000,000
3.88%, 08/26/2026	790,000	782,216
5.75%, 03/28/2034	1,000,000	1,048,395
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	500,000	485,625
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028 (b)	500,000	517,798
6.05%, 08/01/2028 (b)	500,000	526,254
PNC Bank NA, 3.88%, 04/10/2025	1,000,000	995,654
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,000,000	3,663,042
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	454,465
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (b)	1,000,000	1,023,129
Synchrony Financial
4.50%, 07/23/2025	1,000,000	994,021
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,027,348
2.88%, 10/28/2031	2,000,000	1,697,570
Unum Group, 7.25%, 03/15/2028	250,000	269,946
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,131,890
Wells Fargo & Co., 4.10%, 06/03/2026	1,000,000	996,943
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,381,131
		85,836,288

Health Care - 1.3%
AbbVie, Inc., 3.80%, 03/15/2025	2,000,000	1,992,753
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	43,000	42,802
2.35%, 11/13/2040	1,500,000	1,073,076
CVS Health Corp.
4.78%, 03/25/2038	1,400,000	1,321,032
2.70%, 08/21/2040	1,500,000	1,064,820
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,069,897
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	988,083
Quest Diagnostics, Inc., 6.40%, 11/30/2033	500,000	558,581
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,413,373
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	700,000	659,935
		10,184,352

Industrials - 3.3%
Ashtead Capital, Inc., 5.80%, 04/15/2034 (b)	1,000,000	1,044,753
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,968,118
Equifax, Inc., 7.00%, 07/01/2037	1,000,000	1,160,670
FedEx Corp., 4.10%, 04/15/2043	1,000,000	856,556
Flowserve Corp., 3.50%, 10/01/2030	1,000,000	930,980
GATX Corp.
4.90%, 03/15/2033	1,000,000	1,000,618
5.45%, 09/15/2033	1,000,000	1,034,604
6.05%, 03/15/2034	500,000	538,588
6.90%, 05/01/2034	500,000	569,137
Hillenbrand, Inc., 3.75%, 03/01/2031	3,000,000	2,686,335
Howmet Aerospace, Inc., 5.95%, 02/01/2037	1,000,000	1,094,453
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,505,176
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,429,287
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,556,361
Quanta Services, Inc., 5.25%, 08/09/2034	1,000,000	1,021,141
Resideo Funding, Inc., 6.50%, 07/15/2032 (b)	1,500,000	1,541,617
Steelcase, Inc., 5.13%, 01/18/2029	2,000,000	1,964,372
Toro Co., 7.80%, 06/15/2027	500,000	539,266
United Rentals North America, Inc., 3.75%, 01/15/2032	4,000,000	3,655,152
		26,097,184

Information Technology - 3.1%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	757,754
Arrow Electronics, Inc., 4.00%, 04/01/2025	1,031,000	1,025,581
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	876,072
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,759,535
5.50%, 06/01/2032	1,000,000	1,012,488
Broadcom, Inc.
3.47%, 04/15/2034 (b)	1,000,000	900,011
4.93%, 05/15/2037 (b)	1,500,000	1,497,559
Entegris, Inc., 4.75%, 04/15/2029 (b)	3,000,000	2,959,519
Fortinet, Inc., 2.20%, 03/15/2031	2,000,000	1,736,062
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	1,000,000	1,000,671
HP, Inc.
2.65%, 06/17/2031	1,000,000	883,947
5.50%, 01/15/2033	2,000,000	2,102,986
Micron Technology, Inc., 5.88%, 02/09/2033	1,000,000	1,067,248
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,525,903
5.50%, 09/01/2044	2,000,000	2,043,878
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,492,753
		24,641,967

Materials - 2.2%
Albemarle Corp., 5.45%, 12/01/2044	325,000	308,321
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,065,526
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,469,120
4.00%, 07/01/2029	1,800,000	1,785,977
Eastman Chemical Co.
3.80%, 03/15/2025	756,000	751,617
5.63%, 02/20/2034	1,000,000	1,043,788
Freeport-McMoRan, Inc., 4.25%, 03/01/2030	3,000,000	2,939,842
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,631,889
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (b)	486,000	450,192
2.30%, 11/01/2030 (b)	1,200,000	1,050,514
3.27%, 11/15/2040 (b)	1,000,000	766,527
Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,066,215
Newmont Corp., 4.88%, 03/15/2042	1,000,000	988,111
Steel Dynamics, Inc., 3.25%, 10/15/2050	250,000	175,819
Union Carbide Corp., 7.50%, 06/01/2025	865,000	879,605
		17,373,063

Technology - 0.8%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	1,024,391
Dell, Inc., 5.40%, 09/10/2040	1,000,000	1,006,076
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,939,951
		5,970,418

Utilities - 2.5%
Alliant Energy Finance LLC, 3.60%, 03/01/2032 (b)	1,000,000	907,601
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	958,822
6.15%, 05/15/2034	2,000,000	2,157,848
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,100,453
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,240,321
Interstate Power and Light Co., 6.25%, 07/15/2039	2,000,000	2,225,626
National Fuel Gas Co.
3.95%, 09/15/2027	2,000,000	1,965,516
4.75%, 09/01/2028	1,000,000	1,004,063
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (b)	2,000,000	1,865,040
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,305,561
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,059,083
Toledo Edison Co., 2.65%, 05/01/2028 (b)	416,000	387,910
Virginia Electric and Power Co., 6.35%, 11/30/2037	1,065,000	1,195,435
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	1,020,805
		19,394,084
TOTAL CORPORATE BONDS (Cost $252,808,415)		244,585,283

U.S. TREASURY SECURITIES - 2.1%	Par	Value
United States Treasury Note/Bond
0.75%, 03/31/2026	1,000,000	956,641
0.75%, 04/30/2026	1,000,000	954,648
1.13%, 10/31/2026	1,000,000	949,863
2.63%, 05/31/2027	3,000,000	2,926,641
1.25%, 06/30/2028	1,000,000	918,633
1.00%, 07/31/2028	1,000,000	907,988
1.25%, 09/30/2028	1,000,000	913,516
2.63%, 02/15/2029	2,000,000	1,922,305
1.38%, 11/15/2031	2,000,000	1,711,680
2.88%, 05/15/2032	2,000,000	1,889,414
3.25%, 05/15/2042	1,000,000	888,359
3.00%, 02/15/2049	2,000,000	1,617,539
TOTAL U.S. TREASURY SECURITIES (Cost $17,234,125)		16,557,227

MUNICIPAL BONDS - 1.1%	Par	Value
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	745,113
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	853,243
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	426,780
Desert Community College District, 2.46%, 08/01/2040	300,000	230,626
Glendale Community College District/CA, 2.11%, 08/01/2031	650,000	575,577
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	393,399
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	673,181
Michigan State University, 4.50%, 08/15/2048	1,000,000	962,669
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	788,936
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	408,619
Socorro Independent School District, 2.13%, 08/15/2031	500,000	445,515
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	407,446
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	614,666
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	740,753
TOTAL MUNICIPAL BONDS (Cost $9,965,845)		8,266,523

ASSET-BACKED SECURITIES - 0.8%	Par	Value
American Airlines Group, Inc.
3.60%, 09/22/2027	114,684	111,438
Series 2013-1, 3.95%, 11/15/2025	348,353	344,869
Series 2014-1, 3.70%, 10/01/2026	982,467	952,305
Series 2015-1, 3.38%, 05/01/2027	255,716	244,464
Series 2015-2, 4.00%, 09/22/2027	373,920	360,459
Series 2016-3B, 3.75%, 10/15/2025	425,507	416,444
Series 2017-1B, 4.95%, 02/15/2025	404,745	403,895
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031 (b)	584,688	555,570
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,147,449	1,120,255
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	72,777	68,229
United Airlines, Inc.
Series A, 4.00%, 10/29/2024	888,824	891,046
Series A, 4.30%, 08/15/2025	528,560	525,917
Series A, 4.00%, 04/11/2026	435,176	430,824
TOTAL ASSET-BACKED SECURITIES (Cost $6,539,373)		6,425,715

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	1,941,783	1,941,783
TOTAL SHORT-TERM INVESTMENTS (Cost $1,941,783)		1,941,783

TOTAL INVESTMENTS - 99.6% (Cost $552,009,312)		782,287,419
Other Assets in Excess of Liabilities - 0.4%		3,119,105
TOTAL NET ASSETS - 100.0%		$785,406,524

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $29,186,902 or 3.7% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘‘GAAP’’).

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (‘‘NASDAQ’’), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (‘‘NOCP’’), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. ‘‘Composite Market’’ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a ‘‘Pricing Service’’).

 Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (‘‘NAVs’’) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the ‘‘Board’’). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.

FASB ASC Topic 820, ‘‘Fair Value Measurements and Disclosures’’ (‘‘ASC 820’’), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$504,510,888	$–	$–	$504,510,888
Corporate Bonds	–	244,585,283	–	244,585,283
U.S. Treasury Securities	–	16,557,227	–	16,557,227
Municipal Bonds	–	8,266,523	–	8,266,523
Asset-Backed Securities	–	6,425,715	–	6,425,715
Money Market Funds	1,941,783	–	–	1,941,783
Total Investments	$506,452,671	$275,834,748	$–	$782,287,419

Refer to the Schedule of Investments for further disaggregation of investment categories.